Trade Receivables, Net - Summary of Loss Allowance of Trade Receivables Based on Group's Provision Matrix (Detail) - Classes of financial assets [domain] $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Disclosure of provision matrix [line items]
Gross carrying amount	$ 119,393,787	$ 3,805,986	$ 107,294,445
Loss allowance (Lifetime ECLs)	(534,377)	(17,035)	(407,133)
Net Amount	$ 118,859,410	$ 3,788,951	$ 106,887,312
Not past due [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%	0.00%
Gross carrying amount	$ 110,633,879	$ 3,526,742	$ 98,650,390
Loss allowance (Lifetime ECLs)	(27,120)	(865)	(31,490)
Net Amount	110,606,759	3,525,877	98,618,900
Less than 1 month [member]
Disclosure of provision matrix [line items]
Gross carrying amount	7,190,205	229,206	6,644,672
Loss allowance (Lifetime ECLs)	(4,191)	(134)	(4,262)
Net Amount	$ 7,186,014	$ 229,072	$ 6,640,410
Less than 1 month [member] | Bottom of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%	0.00%
Less than 1 month [member] | Top of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	10.00%	10.00%	10.00%
1 to 3 months [member]
Disclosure of provision matrix [line items]
Gross carrying amount	$ 981,559	$ 31,290	$ 1,431,402
Loss allowance (Lifetime ECLs)	(36,780)	(1,172)	(57,708)
Net Amount	$ 944,779	$ 30,118	$ 1,373,694
1 to 3 months [member] | Bottom of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%	0.00%
1 to 3 months [member] | Top of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	70.00%	70.00%	70.00%
More than 91 days [member]
Disclosure of provision matrix [line items]
Gross carrying amount	$ 368,990	$ 11,762	$ 472,061
Loss allowance (Lifetime ECLs)	(252,558)	(8,051)	(229,042)
Net Amount	$ 116,432	$ 3,711	$ 243,019
More than 91 days [member] | Bottom of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	1.00%	1.00%	1.00%
More than 91 days [member] | Top of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	100.00%	100.00%	100.00%
Individually impaired [member]
Disclosure of provision matrix [line items]
Gross carrying amount	$ 219,154	$ 6,986	$ 95,920
Loss allowance (Lifetime ECLs)	(213,728)	(6,813)	(84,631)
Net Amount	$ 5,426	$ 173	$ 11,289
Individually impaired [member] | Bottom of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%	0.00%
Individually impaired [member] | Top of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	100.00%	100.00%	100.00%